Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019
MassMutual Premier Small Cap Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Premier Small Cap Opportunities Fund
Supplement To Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MASSMUTUAL PREMIER FUNDS
MassMutual Premier Small Cap Opportunities Fund
(each a “Fund,” and together, the “Funds”)
Supplement dated May 28, 2019 to the
Prospectus dated February 1, 2019

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

At the close of business on May 24, 2019, Invesco Advisers, Inc. (“Invesco”) replaced OFI Global Institutional, Inc. (“OFI Global”) as the subadviser of the MassMutual Premier Small Cap Opportunities Fund. Therefore, all references to OFI Global as the subadviser of these Funds are hereby deleted. The Principal Investment Strategies remain the same, except for substituting all references to OFI Global with Invesco.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE